[DECHERT LLP LETTERHEAD]

July 31, 2013

Via Electronic Transmission

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Russell Exchange Traded Funds Trust

File Nos. 333-160877 and 811-22320

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Exchange Traded Funds Trust (the “Trust”) that the forms of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A (“PEA 84”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 84.  I hereby further certify that PEA 84 was filed electronically with the Commission on July 26, 2013 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing.  Please call me at (617) 728-7171 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Nicholas S. DiLorenzo
Nicholas S. DiLorenzo

cc:	John V. O’Hanlon, Esq.
Mary Beth Rhoden Albaneze, Esq.